Real Property Interests - Summary of Real Property Interests, Net (Details) (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Right-of-use assets - finance leases	$ 264,615	$ 244,885	$ 81,733
Cell site leasehold interests	959,208	886,679	468,969
Real property interests, gross	1,223,823	1,131,564	550,702
Right-of-useassets-finance leases	(9,305)	(7,023)	(1,235)
Cell site leasehold interests	(45,888)	(35,150)	(122,307)
Real property interests, net	$ 1,168,630	$ 1,089,391	$ 427,160